Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 2,508,741	€ 2,483,401
Amortization	(625,777)	(381,250)
Intangible Assets Net	1,882,964	2,102,151
Software development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	7,012	5,382
Software SKN1 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419	248,419
Software SKN2 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	1,378,566	1,378,566
Intangible Assets Net	1,378,566
Computer application [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	51,134	33,755
Research and Development Prototypes [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	817,600	811,269
Web page [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010